UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2021

FRANKLIN

U.S. SMALL CAP

EQUITY FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin U.S. Small Cap Equity Fund for the six-month reporting period ended June 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a subadviser of the Fund and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), will merge with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers will replace QS Investors as the subadviser and the Fund will be renamed Franklin U.S. Small Cap Equity Fund. The merger will not change the manner in which the Fund’s portfolio is managed, nor will it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Fund’s prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

II	Franklin U.S. Small Cap Equity Fund

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

Franklin U.S. Small Cap Equity Fund	III

Performance review

For the six months ended June 30, 2021, Class I shares of Franklin U.S. Small Cap Equity Fund (prior to August 7, 2021, the Fund was known as QS U.S. Small Capitalization Equity Fund) returned 27.84%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned 17.54% for the same period. The Lipper Small-Cap Core Funds Category Averageii returned 20.63% over the same time frame.

Performance Snapshot as of June 30, 2021 (unaudited)
(excluding sales charges)	6 months
Franklin U.S. Small Cap Equity Fund:
Class A	27.72%
Class C	27.15%
Class FI	27.59%
Class I	27.84%
Class IS	27.84%
Russell 2000 Index	17.54%
Lipper Small-Cap Core Funds Category Average	20.63%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class I and Class IS shares were 1.27%, 2.05%, 1.72%, 1.06% and 0.89%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.30% for Class FI shares, 1.00% for Class I shares and 0.75% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

IV	Franklin U.S. Small Cap Equity Fund

The manager has also agreed to voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that annual operating expenses will not exceed 1.20% for Class A shares, 1.95% for Class C shares, 1.20% for Class FI shares and 0.90% for Class I shares. These arrangements are expected to continue until December 31, 2022 but may be terminated at any time by the manager.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 30, 2021

RISKS: Equity securities are subject to market and price fluctuations. Investments in small-cap companies may involve greater risks and volatility than investments in larger, more established companies. Small-cap companies may have limited product lines, operating histories, markets or financial resources. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and may have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Franklin U.S. Small Cap Equity Fund	V

Performance review (cont’d)

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

[i]i

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 869 funds in the Fund’s Lipper category, and excluding sales charges, if any.

VI	Franklin U.S. Small Cap Equity Fund

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2021 and December 31, 2020 and does not include derivatives such as futures contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2021 and held for the six months ended June 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	27.72%	$1,000.00	$1,277.20	1.16%	$6.55	Class A	5.00%	$1,000.00	$1,019.04	1.16%	$5.81
Class C	27.15	1,000.00	1,271.50	1.95	10.98	Class C	5.00	1,000.00	1,015.12	1.95	9.74
Class FI	27.59	1,000.00	1,275.90	1.20	6.77	Class FI	5.00	1,000.00	1,018.84	1.20	6.01
Class I	27.84	1,000.00	1,278.40	0.90	5.08	Class I	5.00	1,000.00	1,020.33	0.90	4.51
Class IS	27.84	1,000.00	1,278.40	0.75	4.24	Class IS	5.00	1,000.00	1,021.08	0.75	3.76

2	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

[1]	For the six months ended June 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Common Stocks — 99.8%
Communication Services — 3.3%
Diversified Telecommunication Services — 0.5%
ATN International Inc.	6,500	$295,685
Cogent Communications Holdings Inc.	6,000	461,340
Ooma Inc.	18,600	350,796	*
Total Diversified Telecommunication Services		1,107,821
Entertainment — 0.1%
Marcus Corp.	12,600	267,246	*
Interactive Media & Services — 1.6%
Angi Inc.	29,300	396,136	*
Cargurus Inc.	18,000	472,140	*
Cars.com Inc.	40,000	573,200	*
EverQuote Inc., Class A Shares	4,600	150,328	*
TrueCar Inc.	110,000	621,500	*
Yelp Inc.	26,000	1,038,960	*
Total Interactive Media & Services		3,252,264
Media — 0.5%
Gannett Co. Inc.	80,000	439,200	*
Media General Inc., CVR	20,404	0	*(a)(b)(c)
Perion Network Ltd.	25,000	535,500	*
Total Media		974,700
Wireless Telecommunication Services — 0.6%
Shenandoah Telecommunications Co.	12,000	582,120
Telephone & Data Systems Inc.	11,800	267,388
United States Cellular Corp.	8,000	290,480	*
Total Wireless Telecommunication Services		1,139,988
Total Communication Services		6,742,019
Consumer Discretionary — 14.9%
Auto Components — 1.3%
Dana Inc.	19,000	451,440
Dorman Products Inc.	4,000	414,680	*
Gentherm Inc.	5,900	419,195	*
Goodyear Tire & Rubber Co.	11,337	194,430	*
LCI Industries	2,500	328,550
Patrick Industries Inc.	6,000	438,000
Standard Motor Products Inc.	9,300	403,155
Total Auto Components		2,649,450
Automobiles — 0.2%
Winnebago Industries Inc.	6,100	414,556

See Notes to Financial Statements.

4	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.	13,000	$463,320	*
American Public Education Inc.	20,000	566,800	*
Lincoln Educational Services Corp.	36,600	284,748	*
Perdoceo Education Corp.	28,000	343,560	*
Total Diversified Consumer Services		1,658,428
Hotels, Restaurants & Leisure — 2.7%
Bloomin’ Brands Inc.	39,000	1,058,460	*
Brinker International Inc.	10,700	661,795	*
Cracker Barrel Old Country Store Inc.	1,200	178,152
Dine Brands Global Inc.	6,000	535,500	*
Fiesta Restaurant Group Inc.	15,900	213,537	*
International Game Technology PLC	35,000	838,600	*
Jack in the Box Inc.	5,800	646,352
Papa John’s International Inc.	4,000	417,760
Penn National Gaming Inc.	6,000	458,940	*
Red Robin Gourmet Burgers Inc.	5,600	185,416	*
Ruth’s Hospitality Group Inc.	15,000	345,450	*
Total Hotels, Restaurants & Leisure		5,539,962
Household Durables — 2.5%
Beazer Homes USA Inc.	66,000	1,273,140	*
GoPro Inc., Class A Shares	42,000	489,300	*
KB Home	18,000	732,960
M/I Homes Inc.	10,400	610,168	*
MDC Holdings Inc.	10,000	506,000
Meritage Homes Corp.	9,000	846,720	*
Tri Pointe Homes Inc.	28,100	602,183	*
Total Household Durables		5,060,471
Internet & Direct Marketing Retail — 0.4%
Etsy Inc.	2,000	411,680	*
Overstock.com Inc.	3,500	322,700	*
Total Internet & Direct Marketing Retail		734,380
Leisure Products — 1.1%
Nautilus Inc.	20,900	352,165	*
Smith & Wesson Brands Inc.	33,000	1,145,100
Vista Outdoor Inc.	18,600	860,808	*
Total Leisure Products		2,358,073
Multiline Retail — 0.4%
Big Lots Inc.	11,700	772,317
Specialty Retail — 5.0%
Academy Sports & Outdoors Inc.	19,000	783,560	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Specialty Retail — continued
At Home Group Inc.	33,000	$1,215,720	*
Big 5 Sporting Goods Corp.	42,000	1,078,560
Camping World Holdings Inc., Class A Shares	19,500	799,305
Dick’s Sporting Goods Inc.	6,000	601,140
Genesco Inc.	6,200	394,816	*
Hibbett Inc.	18,500	1,658,155	*
Kirkland’s Inc.	12,500	286,000	*
MarineMax Inc.	14,500	706,730	*
Rent-A-Center Inc.	10,000	530,700
Signet Jewelers Ltd.	13,000	1,050,270	*
Sportsman’s Warehouse Holdings Inc.	24,000	426,480	*
TravelCenters of America Inc.	12,800	374,272	*
Zumiez Inc.	5,600	274,344	*
Total Specialty Retail		10,180,052
Textiles, Apparel & Luxury Goods — 0.5%
Fossil Group Inc.	40,000	571,200	*
Lakeland Industries Inc.	17,000	379,610	*
Total Textiles, Apparel & Luxury Goods		950,810
Total Consumer Discretionary		30,318,499
Consumer Staples — 3.8%
Beverages — 0.3%
Boston Beer Co. Inc., Class A Shares	600	612,480	*
Food & Staples Retailing — 1.2%
SpartanNash Co.	46,000	888,260
United Natural Foods Inc.	42,500	1,571,650	*
Total Food & Staples Retailing		2,459,910
Food Products — 0.9%
Darling Ingredients Inc.	20,000	1,350,000	*
John B Sanfilippo & Son Inc.	6,000	531,420
Total Food Products		1,881,420
Personal Products — 0.9%
Medifast Inc.	4,300	1,216,814
USANA Health Sciences Inc.	4,900	501,907	*
Total Personal Products		1,718,721
Tobacco — 0.5%
Vector Group Ltd.	66,000	933,240
Total Consumer Staples		7,605,771
Energy — 2.4%
Oil, Gas & Consumable Fuels — 2.4%
Berry Corp.	71,800	482,496

See Notes to Financial Statements.

6	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Oil, Gas & Consumable Fuels — continued
DHT Holdings Inc.	75,900	$492,591
Diamondback Energy Inc.	7,500	704,175
Extraction Oil & Gas Inc.	12,000	658,920 *
International Seaways Inc.	10,000	191,800
Laredo Petroleum Inc.	12,500	1,159,875 *
Nordic American Tankers Ltd.	70,000	229,600
SandRidge Energy Inc.	80,000	502,400 *
Teekay LNG Partners LP	29,900	451,191
Total Energy		4,873,048
Financials — 14.4%
Banks — 7.6%
Amerant Bancorp Inc.	15,195	324,869 *
Bancorp Inc.	18,000	414,180 *
Bank of N.T. Butterfield & Son Ltd.	19,000	673,550
Berkshire Hills Bancorp Inc.	28,001	767,508
Cadence BanCorp	42,000	876,960
Carter Bankshares Inc.	54,000	675,540 *
Central Pacific Financial Corp.	17,200	448,232
CIT Group Inc.	10,000	515,900
Community Trust Bancorp Inc.	3,600	145,368
Equity Bancshares Inc., Class A Shares	14,300	436,007 *
Financial Institutions Inc.	15,000	450,000
First BanCorp	99,920	1,191,047
First Commonwealth Financial Corp.	32,646	459,329
First Financial Corp.	9,900	404,118
First Horizon Corp.	40,000	691,200
First Internet Bancorp	9,000	278,820
Flushing Financial Corp.	30,000	642,900
Great Western Bancorp Inc.	19,000	623,010
Hancock Whitney Corp.	11,253	500,083
Hanmi Financial Corp.	70,000	1,334,200
Heartland Financial USA Inc.	5,500	258,445
HomeTrust Bancshares Inc.	12,000	334,800
Hope Bancorp Inc.	48,300	684,894
Investors Bancorp Inc.	27,500	392,150
Midland States Bancorp Inc.	21,286	559,183
OFG Bancorp	27,642	611,441
Peoples Bancorp Inc.	10,600	313,972
Umpqua Holdings Corp.	24,000	442,800
Total Banks		15,450,506

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Capital Markets — 1.9%
Affiliated Managers Group Inc.	3,000	$462,630
Artisan Partners Asset Management Inc., Class A Shares	8,500	431,970
BGC Partners Inc., Class A Shares	130,900	742,203
Brightsphere Investment Group Inc.	52,000	1,218,360
Evercore Inc., Class A Shares	2,000	281,540
Federated Hermes Inc., Class B Shares	21,000	712,110
Total Capital Markets		3,848,813
Consumer Finance — 1.3%
Encore Capital Group Inc.	13,900	658,721 *
Enova International Inc.	39,000	1,334,190 *
EZCORP Inc., Class A Shares	58,000	349,740 *
Navient Corp.	14,500	280,285
Total Consumer Finance		2,622,936
Insurance — 1.2%
Enstar Group Ltd.	1,800	430,056 *
Safety Insurance Group Inc.	7,800	610,584
Selectquote Inc.	12,000	231,120 *
Stewart Information Services Corp.	12,000	680,280
White Mountains Insurance Group Ltd.	400	459,212
Total Insurance		2,411,252
Thrifts & Mortgage Finance — 2.4%
Essent Group Ltd.	9,000	404,550
Flagstar Bancorp Inc.	15,000	634,050
HomeStreet Inc.	11,000	448,140
Meta Financial Group Inc.	18,900	956,907
MGIC Investment Corp.	67,000	911,200
NMI Holdings Inc., Class A Shares	20,000	449,600 *
Radian Group Inc.	52,518	1,168,525
Total Thrifts & Mortgage Finance		4,972,972
Total Financials		29,306,479
Health Care — 19.7%
Biotechnology — 9.5%
Abeona Therapeutics Inc.	320,000	499,200 *
Achieve Life Sciences Inc.	33,500	300,830 *
Achillion Pharmaceuticals Inc., CVR	89,796	0 *(a)(b)(c)
Akebia Therapeutics Inc.	120,000	454,800 *
AnaptysBio Inc.	14,400	373,392 *
Aptevo Therapeutics Inc.	15,400	345,422 *
Aravive Inc.	37,200	222,456 *
Arcus Biosciences Inc.	5,000	137,300 *

See Notes to Financial Statements.

8	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Biotechnology — continued
Arrowhead Pharmaceuticals Inc.	2,500	$207,050	*
Atara Biotherapeutics Inc.	30,000	466,500	*
Avid Bioservices Inc.	12,641	324,242	*
Bluebird Bio Inc.	2,400	76,752	*
Blueprint Medicines Corp.	7,000	615,720	*
Calithera Biosciences Inc.	130,000	271,700	*
Celldex Therapeutics Inc.	5,172	172,952	*
Cellectar Biosciences Inc.	140,000	166,600	*
Chimerix Inc.	40,401	323,208	*
Cyclerion Therapeutics Inc.	113,435	442,396	*
CytomX Therapeutics Inc.	50,000	316,500	*
Eagle Pharmaceuticals Inc.	8,195	350,746	*
Emergent BioSolutions Inc.	6,058	381,593	*
Enanta Pharmaceuticals Inc.	8,400	369,684	*
FibroGen Inc.	6,900	183,747	*
G1 Therapeutics Inc.	16,000	351,040	*
GlycoMimetics Inc.	158,100	366,792	*
Gritstone bio Inc.	40,000	365,200	*
Homology Medicines Inc.	25,000	181,750	*
Ideaya Biosciences Inc.	5,803	121,805	*
ImmunityBio Inc.	19,500	278,460	*
Infinity Pharmaceuticals Inc.	110,000	328,900	*
Intercept Pharmaceuticals Inc.	2,400	47,928	*
Jounce Therapeutics Inc.	35,000	238,000	*
Kindred Biosciences Inc.	75,000	687,750	*
MacroGenics Inc.	7,000	188,020	*
Mirati Therapeutics Inc.	1,400	226,142	*
Novavax Inc.	2,700	573,237	*
PDL BioPharma Inc.	152,500	376,675	*(a)(b)
Qualigen Therapeutics Inc.	80,000	159,200	*
RAPT Therapeutics Inc.	12,500	397,375	*
REGENXBIO Inc.	8,200	318,570	*
Sage Therapeutics Inc.	3,900	221,559	*
Sangamo Therapeutics Inc.	36,000	430,920	*
Savara Inc.	239,500	407,150	*
Sio Gene Therapies Inc.	80,000	218,400	*
Solid Biosciences Inc.	75,000	274,500	*
Sorrento Therapeutics Inc.	20,000	193,800	*
Spectrum Pharmaceuticals Inc.	120,000	450,000	*
Synlogic Inc.	100,000	389,000	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Biotechnology — continued
Syros Pharmaceuticals Inc.	63,000	$343,350	*
T2 Biosystems Inc.	109,000	129,710	*
Tracon Pharmaceuticals Inc.	42,900	278,421	*
Trevena Inc.	31,141	52,628	*
Turning Point Therapeutics Inc.	2,500	195,050	*
Ultragenyx Pharmaceutical Inc.	3,000	286,050	*
Vanda Pharmaceuticals Inc.	28,000	602,280	*
VAXART Inc.	70,000	524,300	*
Vaxcyte Inc.	7,100	159,821	*
Verastem Inc.	156,500	636,955	*
Viracta Therapeutics Inc.	42,878	486,237	*
VistaGen Therapeutics Inc.	175,000	551,250	*
Xencor Inc.	6,600	227,634	*
Total Biotechnology		19,268,649
Health Care Equipment & Supplies — 3.4%
Antares Pharma Inc.	117,500	512,300	*
Apyx Medical Corp.	53,600	552,616	*
Electromed Inc.	30,600	345,474	*
Globus Medical Inc., Class A Shares	8,200	635,746	*
Haemonetics Corp.	7,500	499,800	*
Intersect ENT Inc.	11,000	187,990	*
Masimo Corp.	2,850	690,982	*
Meridian Bioscience Inc.	16,374	363,175	*
Natus Medical Inc.	16,774	435,789	*
Neogen Corp.	6,000	276,240	*
Quidel Corp.	4,500	576,540	*
STAAR Surgical Co.	6,000	915,000	*
Surmodics Inc.	6,300	341,775	*
Tactile Systems Technology Inc.	4,000	208,000	*
Zynex Inc.	24,000	372,720	*
Total Health Care Equipment & Supplies		6,914,147
Health Care Providers & Services — 4.3%
Ensign Group Inc.	18,000	1,560,060
Fulgent Genetics Inc.	6,400	590,272	*
Hanger Inc.	24,000	606,720	*
InfuSystem Holdings Inc.	18,000	374,220	*
Joint Corp.	23,800	1,997,296	*
ModivCare Inc.	4,600	782,322	*
Owens & Minor Inc.	12,000	507,960
Pennant Group Inc.	7,104	290,554	*

See Notes to Financial Statements.

10	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Health Care Providers & Services — continued
Tenet Healthcare Corp.	12,000	$803,880	*
Tivity Health Inc.	31,000	815,610	*
Triple-S Management Corp., Class B Shares	20,076	447,092	*
Total Health Care Providers & Services		8,775,986
Life Sciences Tools & Services — 0.7%
Medpace Holdings Inc.	4,000	706,520	*
Pacific Biosciences of California Inc.	24,000	839,280	*
Total Life Sciences Tools & Services		1,545,800
Pharmaceuticals — 1.8%
Aclaris Therapeutics Inc.	36,000	632,160	*
Amphastar Pharmaceuticals Inc.	13,000	262,080	*
Clearside Biomedical Inc.	110,000	535,700	*
Cymabay Therapeutics Inc.	90,000	392,400	*
Harrow Health Inc.	15,000	139,350	*
Innoviva Inc.	24,500	328,545	*
Iterum Therapeutics PLC	377,900	872,949	*
WaVe Life Sciences Ltd.	65,100	433,566	*
Total Pharmaceuticals		3,596,750
Total Health Care		40,101,332
Industrials — 15.4%
Aerospace & Defense — 0.5%
AeroVironment Inc.	6,000	600,900	*
Astronics Corp.	20,000	350,200	*
Total Aerospace & Defense		951,100
Airlines — 0.1%
SkyWest Inc.	3,200	137,824	*
Building Products — 1.0%
Alpha Pro Tech Ltd.	26,500	227,105	*
Caesarstone Ltd.	19,200	283,392
Masonite International Corp.	13,200	1,475,628	*
Total Building Products		1,986,125
Commercial Services & Supplies — 1.0%
CoreCivic Inc.	51,600	540,252	*
Healthcare Services Group Inc.	22,000	694,540
Pitney Bowes Inc.	60,000	526,200
Steelcase Inc., Class A Shares	15,000	226,650
Total Commercial Services & Supplies		1,987,642
Construction & Engineering — 2.1%
Argan Inc.	12,693	606,599
Dycom Industries Inc.	15,500	1,155,215	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	11

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Construction & Engineering — continued
MYR Group Inc.	4,500	$409,140	*
Orion Group Holdings Inc.	150,000	862,500	*
Primoris Services Corp.	28,351	834,370
Tutor Perini Corp.	24,000	332,400	*
Total Construction & Engineering		4,200,224
Electrical Equipment — 0.3%
GrafTech International Ltd.	38,600	448,532
Plug Power Inc.	6,000	205,140	*
Total Electrical Equipment		653,672
Machinery — 2.5%
Briggs & Stratton Corp.	158,200	0	*(a)(b)(c)
FreightCar America Inc.	60,000	355,800	*
Greenbrier Cos. Inc.	16,700	727,786
Manitowoc Co. Inc.	35,000	857,500	*
Meritor Inc.	25,000	585,500	*
Terex Corp.	18,000	857,160
Titan International Inc.	148,800	1,261,824	*
Wabash National Corp.	33,000	528,000
Total Machinery		5,173,570
Professional Services — 2.6%
Barrett Business Services Inc.	2,400	174,264
CRA International Inc.	7,000	599,200
Exponent Inc.	5,500	490,655
FTI Consulting Inc.	6,700	915,287	*
Heidrick & Struggles International Inc.	11,000	490,050
Insperity Inc.	10,800	975,996
Kforce Inc.	18,000	1,132,740
TrueBlue Inc.	19,949	560,766	*
Total Professional Services		5,338,958
Road & Rail — 0.6%
Covenant Logistics Group Inc.	12,000	248,160	*
Werner Enterprises Inc.	24,000	1,068,480
Total Road & Rail		1,316,640
Trading Companies & Distributors — 4.7%
BlueLinx Holdings Inc.	18,500	930,180	*
CAI International Inc.	24,000	1,344,000
Herc Holdings Inc.	10,000	1,120,700	*
McGrath RentCorp.	6,700	546,519
MRC Global Inc.	34,600	325,240	*
NOW Inc.	100,000	949,000	*

See Notes to Financial Statements.

12	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Trading Companies & Distributors — continued
Rush Enterprises Inc., Class A Shares	17,000	$735,080
Textainer Group Holdings Ltd.	40,000	1,350,800	*
Titan Machinery Inc.	15,000	464,100	*
Triton International Ltd.	14,000	732,760
Veritiv Corp.	18,000	1,105,560	*
Total Trading Companies & Distributors		9,603,939
Total Industrials		31,349,694
Information Technology — 13.5%
Communications Equipment — 1.8%
ADTRAN Inc.	29,000	598,850
Applied Optoelectronics Inc.	52,000	440,440	*
EchoStar Corp., Class A Shares	21,000	510,090	*
EMCORE Corp.	67,700	624,194	*
Extreme Networks Inc.	45,000	502,200	*
NETGEAR Inc.	13,038	499,616	*
NetScout Systems Inc.	14,500	413,830	*
Total Communications Equipment		3,589,220
Electronic Equipment, Instruments & Components — 1.2%
Arlo Technologies Inc.	67,300	455,621	*
Avnet Inc.	6,000	240,480
Sanmina Corp.	12,000	467,520	*
ScanSource Inc.	18,500	520,405	*
TTM Technologies Inc.	32,000	457,600	*
Vishay Intertechnology Inc.	12,000	270,600
Total Electronic Equipment, Instruments & Components		2,412,226
IT Services — 1.5%
Alliance Data Systems Corp.	5,500	573,045
ExlService Holdings Inc.	7,500	796,950	*
Grid Dynamics Holdings Inc.	29,500	443,385	*
LiveRamp Holdings Inc.	12,000	562,200	*
MAXIMUS Inc.	6,803	598,460
Total IT Services		2,974,040
Semiconductors & Semiconductor Equipment — 2.5%
Amkor Technology Inc.	57,937	1,371,369
Axcelis Technologies Inc.	16,600	670,972	*
Cirrus Logic Inc.	8,000	680,960	*
Everspin Technologies Inc.	35,000	225,050	*
Ichor Holdings Ltd.	5,000	269,000	*
Lattice Semiconductor Corp.	4,200	235,956	*
NeoPhotonics Corp.	50,000	510,500	*

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	13

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Semiconductors & Semiconductor Equipment — continued
Photronics Inc.	40,000	$528,400	*
SunPower Corp.	24,000	701,280	*
Total Semiconductors & Semiconductor Equipment		5,193,487
Software — 6.4%
A10 Networks Inc.	51,400	578,764	*
Alarm.com Holdings Inc.	7,500	635,250	*
Box Inc., Class A Shares	55,543	1,419,124	*
ChannelAdvisor Corp.	18,000	441,180	*
CommVault Systems Inc.	12,633	987,521	*
Domo Inc., Class B Shares	6,000	484,980	*
eGain Corp.	30,900	354,732	*
HubSpot Inc.	2,500	1,456,800	*
Manhattan Associates Inc.	7,000	1,013,880	*
Paylocity Holding Corp.	4,300	820,440	*
Qualys Inc.	7,600	765,244	*
SPS Commerce Inc.	6,200	619,070	*
Tenable Holdings Inc.	17,000	702,950	*
Varonis Systems Inc.	11,800	679,916	*
Workiva Inc.	13,000	1,447,290	*
Zuora Inc., Class A Shares	36,000	621,000	*
Total Software		13,028,141
Technology Hardware, Storage & Peripherals — 0.1%
Diebold Nixdorf Inc.	20,000	256,800	*
Total Information Technology		27,453,914
Materials — 4.0%
Chemicals — 1.4%
AdvanSix Inc.	18,000	537,480	*
Rayonier Advanced Materials Inc.	127,000	849,630	*
Trinseo SA	22,000	1,316,480
Total Chemicals		2,703,590
Metals & Mining — 1.2%
Alcoa Corp.	14,000	515,760	*
Haynes International Inc.	14,200	502,396
McEwen Mining Inc.	343,000	473,340	*
SunCoke Energy Inc.	136,000	971,040
Total Metals & Mining		2,462,536
Paper & Forest Products — 1.4%
Domtar Corp.	24,000	1,319,040	*

See Notes to Financial Statements.

14	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Franklin U.S. Small Cap Equity Fund

Security	Shares	Value
Paper & Forest Products — continued
Resolute Forest Products Inc.	63,900	$779,580
Verso Corp., Class A Shares	43,000	761,100
Total Paper & Forest Products		2,859,720
Total Materials		8,025,846
Real Estate — 5.8%
Equity Real Estate Investment Trusts (REITs) — 4.1%
Braemar Hotels & Resorts Inc.	50,000	310,500	*
Chatham Lodging Trust	37,200	478,764	*
CorePoint Lodging Inc.	40,000	428,000	*
DiamondRock Hospitality Co.	98,311	953,617	*
GEO Group Inc.	35,000	249,200
Hersha Hospitality Trust	100,000	1,076,000	*
Outfront Media Inc.	13,000	312,390	*
Pebblebrook Hotel Trust	26,000	612,300
Piedmont Office Realty Trust Inc., Class A Shares	35,500	655,685
RLJ Lodging Trust	42,097	641,137
RPT Realty	31,461	408,364
Sabra Health Care REIT Inc.	25,000	455,000
Summit Hotel Properties Inc.	49,418	461,070	*
Sunstone Hotel Investors Inc.	79,219	983,900	*
Washington Prime Group Inc.	64,300	139,531	*
Xenia Hotels & Resorts Inc.	13,000	243,490	*
Total Equity Real Estate Investment Trusts (REITs)		8,408,948
Real Estate Management & Development — 1.7%
Forestar Group Inc.	33,000	690,030	*
Jones Lang LaSalle Inc.	2,919	570,548	*
Marcus & Millichap Inc.	14,039	545,696	*
Newmark Group Inc., Class A Shares	41,500	498,415
RE/MAX Holdings Inc., Class A Shares	5,050	168,316
Realogy Holdings Corp.	52,000	947,440	*
Total Real Estate Management & Development		3,420,445
Total Real Estate		11,829,393
Utilities — 2.6%
Electric Utilities — 1.1%
IDACORP Inc.	7,700	750,750
Otter Tail Corp.	6,000	292,860
Portland General Electric Co.	25,500	1,175,040
Total Electric Utilities		2,218,650
Gas Utilities — 0.8%
National Fuel Gas Co.	7,300	381,425

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	15

Schedule of investments (unaudited) (cont’d)

June 30, 2021

Franklin U.S. Small Cap Equity Fund

Security		Shares	Value
Gas Utilities — continued
Northwest Natural Holding Co.		10,400	$546,208
Southwest Gas Holdings Inc.		10,000	661,900
Total Gas Utilities			1,589,533
Multi-Utilities — 0.5%
Avista Corp.		10,000	426,700
NorthWestern Corp.		9,000	541,980
Total Multi-Utilities			968,680
Water Utilities — 0.2%
Consolidated Water Co. Ltd.		35,000	410,550
Total Utilities			5,187,413
Total Investments before Short-Term Investments (Cost — $157,321,337)			202,793,408

	Rate
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $802,890)	0.010%	802,890	802,890
Total Investments — 100.2% (Cost — $158,124,227)			203,596,298
Liabilities in Excess of Other Assets — (0.2)%			(318,045)
Total Net Assets — 100.0%			$203,278,253

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).

(c)	Value is less than $1.

Abbreviation(s) used in this schedule:

CVR — Contingent Value Rights

REIT — Real Estate Investment Trust

See Notes to Financial Statements.

16	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Statement of assets and liabilities (unaudited)

June 30, 2021

Assets:
Investments, at value (Cost — $158,124,227)	$203,596,298
Dividends and interest receivable	126,195
Receivable for Fund shares sold	5,668
Prepaid expenses	42,115
Total Assets	203,770,276

Liabilities:
Payable for Fund shares repurchased	314,355
Investment management fee payable	105,230
Service and/or distribution fees payable	13,555
Trustees’ fees payable	3,826
Accrued expenses	55,057
Total Liabilities	492,023
Total Net Assets	$203,278,253

Net Assets:
Par value (Note 7)	$123
Paid-in capital in excess of par value	132,223,030
Total distributable earnings (loss)	71,055,100
Total Net Assets	$203,278,253

Net Assets:
Class A	$67,993,102
Class C	$750,163
Class FI	$20,907
Class I	$4,615,767
Class IS	$129,898,314

Shares Outstanding:
Class A	4,118,065
Class C	50,044
Class FI	1,333
Class I	272,214
Class IS	7,871,609

Net Asset Value:
Class A (and redemption price)	$16.51
Class C*	$14.99
Class FI (and redemption price)	$15.68
Class I (and redemption price)	$16.96
Class IS (and redemption price)	$16.50

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$17.52

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	17

Statement of operations (unaudited)

For the Six Months Ended June 30, 2021

Investment Income:
Dividends	$912,920
Interest	107
Less: Foreign taxes withheld	(3,176)
Total Investment Income	909,851

Expenses:
Investment management fee (Note 2)	694,508
Service and/or distribution fees (Notes 2 and 5)	82,532
Transfer agent fees (Note 5)	76,969
Registration fees	44,593
Fund accounting fees	34,286
Audit and tax fees	20,921
Legal fees	11,450
Trustees’ fees	10,522
Shareholder reports	6,145
Insurance	1,311
Custody fees	988
Miscellaneous expenses	3,690
Total Expenses	987,915
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(84,827)
Net Expenses	903,088
Net Investment Income	6,763

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts (Notes 1, 3 and 4):
Net Realized Gain From:
Investment transactions	25,407,562
Futures contracts	258,158
Net Realized Gain	25,665,720
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	21,976,066
Futures contracts	(33,014)
Change in Net Unrealized Appreciation (Depreciation)	21,943,052
Net Gain on Investments and Futures Contracts	47,608,772
Increase in Net Assets From Operations	$47,615,535

See Notes to Financial Statements.

18	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2021 (unaudited) and the Year Ended December 31, 2020	2021	2020

Operations:
Net investment income	$6,763	$894,707
Net realized gain	25,665,720	7,304,940
Change in net unrealized appreciation (depreciation)	21,943,052	8,888,905
Increase in Net Assets From Operations	47,615,535	17,088,552

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(2,538,094)	(6,531,293)
Decrease in Net Assets From Distributions to Shareholders	(2,538,094)	(6,531,293)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	59,452,779	15,835,313
Reinvestment of distributions	2,532,494	6,520,706
Cost of shares repurchased	(85,381,656)	(37,491,870)
Decrease in Net Assets From Fund Share Transactions	(23,396,383)	(15,135,851)
Increase (Decrease) in Net Assets	21,681,058	(4,578,592)

Net Assets:
Beginning of period	181,597,195	186,175,787
End of period	$203,278,253	$181,597,195

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	19

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.09		$12.22	$10.29	$13.55	$13.58	$11.95

Income (loss) from operations:
Net investment income (loss)	(0.01)		0.04	0.04	0.02	0.00 [3]	0.02
Net realized and unrealized gain (loss)	3.63		1.29	2.05	(2.13)	1.15	2.31
Total income (loss) from operations	3.62		1.33	2.09	(2.11)	1.15	2.33

Less distributions from:
Net investment income	(0.00)	[3]	(0.10)	(0.02)	(0.01)	(0.19)	(0.04)
Net realized gains	(0.20)		(0.36)	(0.14)	(1.14)	(0.99)	(0.66)
Total distributions	(0.20)		(0.46)	(0.16)	(1.15)	(1.18)	(0.70)

Net asset value, end of period	$16.51		$13.09	$12.22	$10.29	$13.55	$13.58
Total return[4]	27.72%		10.99%	20.43%	(15.58)%	8.46%	19.46%

Net assets, end of period (000s)	$67,993		$12,128	$13,223	$11,916	$18,602	$20,690

Ratios to average net assets:
Gross expenses	1.24%[5]		1.27%	1.24%	1.22%	1.19%	1.19%[6]
Net expenses[7]	1.16	[5,8]	1.14 [8]	1.12 [8]	1.13 [8]	1.19 [8]	1.19 [6]
Net investment income (loss)	(0.11)	[5]	0.37	0.38	0.11	0.03	0.18

Portfolio turnover rate	27%		37%	51%	26%	41%[9]	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

20	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$11.95	$11.17	$9.47	$12.66	$12.76	$11.31

Income (loss) from operations:
Net investment loss	(0.07)	(0.04)	(0.05)	(0.08)	(0.09)	(0.07)
Net realized and unrealized gain (loss)	3.31	1.18	1.89	(1.97)	1.07	2.18
Total income (loss) from operations	3.24	1.14	1.84	(2.05)	0.98	2.11

Less distributions from:
Net investment income	—	—	—	—	(0.09)	—
Net realized gains	(0.20)	(0.36)	(0.14)	(1.14)	(0.99)	(0.66)
Total distributions	(0.20)	(0.36)	(0.14)	(1.14)	(1.08)	(0.66)

Net asset value, end of period	$14.99	$11.95	$11.17	$9.47	$12.66	$12.76
Total return[3]	27.15%	10.16%	19.52%	(16.18)%	7.66%	18.61%

Net assets, end of period (000s)	$750	$640	$1,125	$3,579	$5,110	$5,646

Ratios to average net assets:
Gross expenses	2.04%[4]	2.05%	2.04%[5]	1.93%[5]	1.96%[5]	1.96%[5]
Net expenses[6,7]	1.95 [4]	1.91	1.93 [5]	1.83 [5]	1.95 [5]	1.95 [5]
Net investment loss	(1.03) [4]	(0.42)	(0.42)	(0.58)	(0.73)	(0.59)

Portfolio turnover rate	27%	37%	51%	26%	41%[8]	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.95%. This arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	21

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$12.45	$11.61	$9.78	$12.96	$13.04	$11.54

Income (loss) from operations:
Net investment income (loss)	(0.02)	0.02	0.04	0.00 [3]	0.00 [3]	0.02
Net realized and unrealized gain (loss)	3.45	1.24	1.95	(2.04)	1.11	2.24
Total income (loss) from operations	3.43	1.26	1.99	(2.04)	1.11	2.26

Less distributions from:
Net investment income	—	(0.06)	(0.02)	—	(0.20)	(0.10)
Net realized gains	(0.20)	(0.36)	(0.14)	(1.14)	(0.99)	(0.66)
Total distributions	(0.20)	(0.42)	(0.16)	(1.14)	(1.19)	(0.76)

Net asset value, end of period	$15.68	$12.45	$11.61	$9.78	$12.96	$13.04
Total return[4]	27.59%	10.94%	20.42%	(15.73)%	8.49%	19.51%

Net assets, end of period (000s)	$21	$18	$150	$107	$216	$167

Ratios to average net assets:
Gross expenses	2.25%[5]	1.72%	1.41%[6]	1.36%[6]	1.28%	1.66%[6]
Net expenses[7,8]	1.20 [5]	1.20	1.20 [6]	1.20 [6]	1.20	1.20 [6]
Net investment income (loss)	(0.28) [5]	0.24	0.33	0.02	0.04	0.20

Portfolio turnover rate	27%	37%	51%	26%	41%[9]	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class FI shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 1.20%. This arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

22	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.43		$12.52	$10.53	$13.84	$13.85	$12.10

Income (loss) from operations:
Net investment income	0.00	[3]	0.07	0.07	0.04	0.04	0.05
Net realized and unrealized gain (loss)	3.73		1.33	2.11	(2.18)	1.18	2.36
Total income (loss) from operations	3.73		1.40	2.18	(2.14)	1.22	2.41

Less distributions from:
Net investment income	(0.00)	[3]	(0.13)	(0.05)	(0.03)	(0.24)	—
Net realized gains	(0.20)		(0.36)	(0.14)	(1.14)	(0.99)	(0.66)
Total distributions	(0.20)		(0.49)	(0.19)	(1.17)	(1.23)	(0.66)

Net asset value, end of period	$16.96		$13.43	$12.52	$10.53	$13.84	$13.85
Total return[4]	27.84%		11.26%	20.74%	(15.41)%	8.77%	19.88%

Net assets, end of period (000s)	$4,616		$3,718	$4,257	$10,457	$22,847	$23,387

Ratios to average net assets:
Gross expenses	1.02%[5]		1.06%	1.05%[6]	1.01%[6]	0.92%[6]	0.98%
Net expenses[7,8]	0.90	[5]	0.90	0.90 [6]	0.90 [6]	0.90 [6]	0.90
Net investment income	0.02	[5]	0.60	0.58	0.31	0.32	0.43

Portfolio turnover rate	27%		37%	51%	26%	41%[9]	33%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2021 (unaudited).

3 Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager currently intends to voluntarily waive fees and/or reimburse expenses so that total annual fund operating expenses do not exceed 0.90%. This arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	23

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2021[2]		2020	2019	2018	2017	2016

Net asset value, beginning of period	$13.07		$12.19	$10.26	$13.54	$13.56	$11.92

Income (loss) from operations:
Net investment income	0.01		0.08	0.09	0.07	0.06	0.07
Net realized and unrealized gain (loss)	3.62		1.30	2.05	(2.15)	1.17	2.33
Total income (loss) from operations	3.63		1.38	2.14	(2.08)	1.23	2.40

Less distributions from:
Net investment income	(0.00)	[3]	(0.14)	(0.07)	(0.06)	(0.26)	(0.10)
Net realized gains	(0.20)		(0.36)	(0.14)	(1.14)	(0.99)	(0.66)
Total distributions	(0.20)		(0.50)	(0.21)	(1.20)	(1.25)	(0.76)

Net asset value, end of period	$16.50		$13.07	$12.19	$10.26	$13.54	$13.56
Total return[4]	27.84%		11.47%	20.92%	(15.33)%	9.02%	20.04%

Net assets, end of period (millions)	$130		$123	$126	$103	$142	$811

Ratios to average net assets:
Gross expenses	0.83%[5]		0.89%	0.86%[6]	0.85%[6]	0.76%	0.76%[6]
Net expenses[7,8]	0.75	[5]	0.75	0.75 [6]	0.75 [6]	0.75	0.75 [6]
Net investment income	0.17	[5]	0.76	0.77	0.50	0.47	0.60

Portfolio turnover rate	27%		37%	51%	26%	41%[9]	33%

[1]	Per share amounts have been calculated using the average shares method.

2 For the six months ended June 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

5 Annualized.

6 Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses to average net assets of Class IS shares did not exceed 0.75%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. These expense limitation arrangements do not include interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses.

[8]	Reflects fee waivers and/or expense reimbursements.

[9]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

24	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin U.S. Small Cap Equity Fund (prior to August 7, 2021, the Fund was known as QS U.S. Small Capitalization Equity Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

26	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Long-Term Investments†:
Common Stocks:
Communication Services	$6,742,019	—	$0	*	$6,742,019
Health Care	39,724,657	—	376,675		40,101,332
Industrials	31,349,694	—	0	*	31,349,694
Other Common Stocks	124,600,363	—	—		124,600,363
Total Long-Term Investments	202,416,733	—	376,675		202,793,408
Short-Term Investments†	802,890	—	—		802,890
Total Investments	$203,219,623	—	$376,675		$203,596,298

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

(b) Futures contracts. The Fund uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the Fund is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Fund each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Fund recognizes a realized gain or loss when the contract is closed.

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

(d) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

28	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

As of June 30, 2021, the Fund did not have any open OTC derivative transactions with credit related contingent features in a net liability position.

(e) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(f) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(g) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(i) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and QS Investors, LLC (“QS Investors”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, QS Investors and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”). Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc., also a wholly-owned subsidiary of Franklin Resources.

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the cash and short-term instruments allocated to Western Asset. To the extent LMPFA receives a management fee after taking into account its contractual obligation to limit expenses as discussed below, LMPFA pays QS Investors monthly the entire management fee it receives from the Fund, net of any fees paid to Western Asset. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class I and Class IS shares did not exceed 1.30%, 2.05%, 1.30%, 1.00% and 0.75%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

30	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

As a result of voluntary expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets did not exceed 1.20%, 1.95%, 1.20% and 0.90% for Class A, Class C, Class FI and Class I shares, respectively. These arrangements are expected to continue until December 31, 2022, but may be terminated at any time by LMPFA.

During the six months ended June 30, 2021, fees waived and/or expenses reimbursed amounted to $84,827.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2021, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class A2[1]	Class C	Class FI	Class I	Class IS
Expires December 31, 2021	$16,204	$38,084	$4,772	$339	$16,859	$130,157
Expires December 31, 2022	14,462	44,327	2,605	286	12,984	145,072
Expires December 31, 2023	14,124	46,944	961	285	5,132	143,218
Expires December 31, 2024	6,374	20,642	307	107	2,634	54,763
Total fee waivers/expense reimbursements subject to recapture	$51,164	$149,997	$8,645	$1,017	$37,609	$473,210

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

For the six months ended June 30, 2021, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. As of July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2[1]	Class C
Sales charges	$4,068	$36,573	—
CDSCs	7	223	$8

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Until distributed in accordance with the Plan, deferred amounts remain in the Fund and are included in Trustees’ fee payable on the Statement of Assets and Liabilities. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

As of June 30, 2021, Franklin Resources and its affiliates owned 64% of the Fund.

3. Investments

During the six months ended June 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$52,260,181
Sales	76,930,498

At June 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$158,124,227	$57,378,812	$(11,906,741)	$45,472,071

32	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

4. Derivative instruments and hedging activities

At June 30, 2021, the Fund did not have any derivative instruments outstanding.

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2021. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$258,158

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(33,014)

During the six months ended June 30, 2021, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)†	$1,150,631

†	At June 30, 2021, there were no open positions held in this derivative.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C and Class FI shares calculated at the annual rate of 0.25%, 0.25%, 1.00% and 0.25% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$18,882	$8,380
Class A2[1]	60,057	63,491
Class C	3,568	716
Class FI	25	118
Class I	—	4,047
Class IS	—	217
Total	$82,532	$76,969

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	33

Notes to financial statements (unaudited) (cont’d)

For the six months ended June 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$6,374
Class A2[1]	20,642
Class C	307
Class FI	107
Class I	2,634
Class IS	54,763
Total	$84,827

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

6. Distributions to shareholders by class

	Six Months Ended June 30, 2021	Year Ended December 31, 2020
Net Investment Income:
Class A	$3,726	$93,726
Class A2[1]	13,178	219,501
Class C	—	—
Class FI	—	111
Class I	1,090	35,243
Class IS	32,012	1,351,423
Total	$50,006	$1,700,004

Net Realized Gains:
Class A	$184,621	$321,647
Class A2[1]	652,953	1,144,525
Class C	10,000	18,812
Class FI	266	503
Class I	54,031	96,351
Class IS	1,586,217	3,249,451
Total	$2,488,088	$4,831,289

[1]	On June 24, 2021, the Fund converted its Class A2 shares into Class A shares.

7. Shares of beneficial interest

At June 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

34	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,215,859	$53,709,807	9,419	$102,685
Shares issued on reinvestment	11,209	183,259	32,125	406,264
Shares repurchased	(35,275)	(550,348)	(197,288)	(2,084,973)
Net increase (decrease)	3,191,793	$53,342,718	(155,744)	$(1,576,024)

Class A2[1]
Shares sold	206,483	$3,130,356	482,912	$5,081,447
Shares issued on reinvestment	41,452	666,131	109,268	1,364,026
Shares repurchased	(3,543,865)	(57,777,926)	(708,546)	(7,321,192)
Net decrease	(3,295,930)	$(53,981,439)	(116,366)	$(875,719)

Class C
Shares sold	898	$12,938	3,150	$30,507
Shares issued on reinvestment	671	9,968	1,559	18,760
Shares repurchased	(5,115)	(72,251)	(51,812)	(500,007)
Net decrease	(3,546)	$(49,345)	(47,103)	$(450,740)

Class FI
Shares sold	57	$881	802	$7,337
Shares issued on reinvestment	17	266	52	614
Shares repurchased	(193)	(2,963)	(12,285)	(106,283)
Net decrease	(119)	$(1,816)	(11,431)	$(98,332)

Class I
Shares sold	23,097	$370,583	53,108	$575,492
Shares issued on reinvestment	3,252	54,641	10,010	130,168
Shares repurchased	(30,973)	(503,710)	(126,302)	(1,332,106)
Net decrease	(4,624)	$(78,486)	(63,184)	$(626,446)

Class IS
Shares sold	138,476	$2,228,214	1,041,981	$10,037,845
Shares issued on reinvestment	98,974	1,618,229	363,196	4,600,874
Shares repurchased	(1,752,853)	(26,474,458)	(2,386,717)	(26,147,309)
Net decrease	(1,515,403)	$(22,628,015)	(981,540)	$(11,508,590)

[1]

On June 24, 2021, the Fund converted 3,251,396 Class A2 shares into 3,192,987 Class A shares, valued at $53,322,889. These amounts are reflected in the Class A shares sold and Class A2 shares repurchased, respectively.

8. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of

Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report	35

Notes to financial statements (unaudited) (cont’d)

contract modifications due to the planned discontinuation of the London Interbank Offered Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

9. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10. Subsequent event

Subsequent to the period ended June 30, 2021, shareholder redemptions from Class C shares exceeded 50% of Class C net assets as of June 30, 2021.

36	Franklin U.S. Small Cap Equity Fund 2021 Semi-Annual Report

Amended subadvisory agreement (unaudited)

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the QS Investors merger, Franklin Advisers became the subadviser of the Fund. At a meeting of the Trust’s Board of Trustees held in May 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Manager or Franklin Advisers (“Independent Trustees”), approved the amendment and restatement of a subadvisory agreement to reflect that Franklin Advisers assumed the rights and obligations of QS Investors under the agreement. The Board received an opinion from legal counsel that the amended and restated agreement, which took effect upon the closing of the QS Investors merger, did not require shareholder approval. The Board considered that the amended and restated agreement under which Franklin Advisers would provide services to the Fund were substantially identical to the agreement to which QS Investors had been a party, that there would be no change in services provided to the Fund, that there would be no change in the fees payable by the Fund, and that the amended and restated agreement would not continue beyond the term of the agreement with QS Investors unless approved by the Board or shareholders of the Fund. The Board also considered that the agreement with QS Investors had been approved by the Board at a meeting of the Board held in April 2020. At such meeting, the Board considered information regarding the nature, extent and quality of the services provided to the Fund, the Fund’s performance, management fees and expense ratios, the profitability of the Manager and its affiliates in providing services to the Fund, whether there had been economies of scale with respect to the management of the Fund and other benefits received by the Manager and its affiliates as a result of their relationship with the Fund. At its May 2021 meeting, the Board received and reviewed updated information regarding the performance and expenses of the Fund. After considering the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the amended and restated agreement, including the fees payable thereunder, was fair and reasonable and that entering into the amended and restated agreement was in the best interests of the Fund and its shareholders.

Franklin U.S. Small Cap Equity Fund	37

Additional shareholder information (unaudited)

Results of special meeting of shareholders

A special meeting of shareholders was held on June 15, 2021 for shareholders of record as of March 1, 2021 (the “Record Date”) to elect the Board of Trustees of the Trust. Shareholders of the Fund and each other series of the Trust voted together as a single class to elect the Board.

Shareholders of the Trust voted as indicated below (vote totals are rounded to the nearest whole number). Effective July 1, 2021, the Board is composed of the following Trustees:

Trustee	For	Withheld
Paul R. Ades	11,915,712,078	203,516,727
Andrew L. Breech	11,923,087,811	196,140,993
Althea L. Duersten	11,972,830,693	146,398,111
Stephen R. Gross	11,919,258,594	199,970,210
Susan M. Heilbron	11,970,320,096	148,908,708
Howard J. Johnson	11,919,503,553	199,725,251
Arnold L. Lehman	11,920,774,188	198,454,617
Robin J.W. Masters	11,971,843,764	147,385,040
Jerome H. Miller	11,919,153,082	200,075,722
Ken Miller	11,922,645,083	196,583,722
G. Peter O’Brien	11,919,113,936	200,114,868
Thomas F. Schlafly	11,917,628,123	201,600,682
Jane E. Trust	11,985,902,999	133,325,805

The above Trustees have also been elected to serve as board members of other mutual funds within the Franklin Templeton fund complex.

38	Franklin U.S. Small Cap Equity Fund

Franklin

U.S. Small Cap Equity Fund

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Equity Trust and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective July 1, 2021, Ms. Duersten became Chair.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, LMIS was renamed Franklin Distributors, LLC.

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Franklin U.S. Small Cap Equity Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

Franklin U.S. Small Cap Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin U.S. Small Cap Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Franklin Distributors, LLC,

Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

BATX013860 8/21 SR21-4216

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit  99.CERT

(b) Certifications pursuant to Section  906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 19, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	August 19, 2021